RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Counterparty Credit Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)
Derivative [Line Items]
Expected credit loss provision (Note 27)	$ 83,000,000	$ (22,000,000)	$ (83,000,000)
Expected credit loss provision	351,000,000			$ 251
Provision for other credit losses	0	0
Financing receivable, recorded investment, past due	0	0
Past due or impaired	0	0
TGNH
Derivative [Line Items]
Expected credit loss provision (Note 27)	84,000,000	(23,000,000)	(73,000,000)
Expected credit loss provision	(141,000,000)	(59,000,000)
Mexico Natural Gas Pipelines
Derivative [Line Items]
Expected credit loss provision (Note 27)	$ 1,000,000	$ (1,000,000)	$ 10,000,000